Short-term investments (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Mar. 31, 2011
Short-term investments
Time deposit	$ 1,793	$ 540
Short-term investments (Textuals)
Minimum Original maturity period of short term investment	3 months